Consolidated Statements of Cash Flows - EUR (€)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities
Net loss	€ (8,912,495)	€ (11,645,455)	€ (8,477,763)
Adjustments to reconcile net loss to net cash used in operating activities:
Foreign exchange adjustment			32,011
Depreciation and amortization expense	44,523	42,453	6,140
Retirement benefit obligation	63,112	75,692	58,344
Share-based compensation	847,255	739,884	722,735
Changes in operating assets and liabilities
Prepaid expenses and other current assets	667,328	(554,042)	(407,489)
Other non-current assets	699,816	596,943	(427,906)
Accounts payable	22,855	(747,079)	877,235
Accounts payable - related party	9,228	18,900	126,941
Accrued expenses	79,171	(49,253)	(509,924)
Accrued expenses - related party	169,767	372,371	357,066
Other current liabilities	82,702	(42,813)	197,156
Other non-current liabilities	(13,436)	(12,624)	27,218
Net cash used in operating activities	(6,240,174)	(11,205,023)	(7,418,236)
Cash flows from investing activities
Purchases of marketable securities	(16,380,363)	(14,878,875)
Proceeds from maturities of marketable securities	23,267,895
Purchases of fixed assets	(4,468)	(13,791)	(27,070)
Net cash (used in)/produced by investing activities	6,883,064	(14,892,666)	(27,070)
Cash flows from financing activities
Proceeds from ATM	270,885	531
Net cash provided by financing activities	270,885	531
Effect of exchange rate changes	(23,446)	(6,278)
Net increase (decrease) in cash and cash equivalents	890,329	(26,103,436)	(7,445,306)
Cash and cash equivalents at beginning of period	3,691,420	29,794,856	37,240,162
Cash and cash equivalents at end of period	€ 4,581,749	€ 3,691,420	€ 29,794,856